Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 — SUBSEQUENT EVENT
S
On October 2, 2024, the Company drew an additional $
200,000
on the 2nd A&R WC Promissory Note.
On October 15, 2024, the Company deposited $30,000 into the Trust Account to extend the time with which the Company has to complete a business combination to November 18, 2024.
On November 13, 2024, the Company drew an additional $200,000 on the 2nd A&R WC Promissory Note.
On November 14, 2024, the Company deposited $30,000 into the Trust Account to extend the time with which the Company has to complete a business combination to December 18, 2024.

NOTE 9 — SUBSEQUENT EVENTS
On January 18, 2024, the Company issued the A&R WC Promissory Note to the Sponsor, to replace the initial promissory note issued to the Sponsor on February 28, 2023 for working capital, allowing the Company to borrow up to $1,500,000. The A&R WC Promissory Note is unsecured, increases the amount the Company may borrow to $2,000,000, bears interest at a rate of 4.75% per annum, and is payable on the earlier to occur of (i) the date by which the Company has to complete a business combination or (ii) the effective date of a business combination.
On January 22, 2024, the Company (which shall
de-register
from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation prior to the Closing Date (as defined below)), entered into a Merger Agreement, by and among the Company, CSLM Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and Fusemachines Inc., a Delaware corporation (“Fusemachines”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). See Note 1 for additional information.
On January 16, 2024, the Company deposited
$70,000
into the Company’s Trust
Account
in order to further extend the amount of time it has available to complete a business combination from January 18, 2024 to February 18, 2024.
On February 15, 2024, the Company deposited
$
70,000
into the Company’s Trust Account in order to further extend the amount of time it has available to complete a business combination from February 18, 2024 to March 18, 2024.
On March 15, 2024, the Company deposited
$
70,000
into the Company’s Trust Account in order to further extend the amount of time it has available to complete a business combination from March 18, 2024 to April 18, 2024.